Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commonwealth Australia/New Zealand Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(8.28%)	(3.36%)	(21.30%)	4.61%	15.72%	17.39%	(9.61%)	16.10%	16.65%	(6.39%)
AFRICA FUND [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	13.38%	(2.37%)	(7.07%)	15.10%	(9.00%)	4.68%	(23.01%)	33.22%	16.70%	(26.88%)
Commonwealth Japan Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	(1.53%)	14.15%	(18.49%)	(7.88%)	9.93%	19.15%	(10.80%)	20.61%	(1.49%)	11.30%
Commonwealth Global Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	6.79%	12.93%	(19.80%)	13.45%	14.71%	21.78%	(13.16%)	15.60%	6.22%	(11.65%)
Commonwealth Real Estate Securities Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	5.98%	23.54%	(23.79%)	33.89%	(2.86%)	28.68%	(14.69%)	14.60%	7.46%	(3.05%)